Accounts Receivable (Details) - Schedule of Accounts Receivables - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 6,120,217	$ 5,702,096	$ 4,430,883	$ 4,565,305